Deposits (Tables)	12 Months Ended
Mar. 31, 2011
Deposit Liabilities Table Disclosures

Deposits at March 31, 2010 and 2011 consist of the following:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Time deposits	¥788,525	¥921,352	$11,081
Other deposits	64,744	143,823	1,729

Total	¥853,269	¥1,065,175	$12,810

Time Deposits By Maturity

The maturity schedule of time deposits at March 31, 2011 is as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2012	¥524,177	$6,304
2013	145,313	1,748
2014	86,803	1,044
2015	95,198	1,145
2016	69,861	840

Total	¥921,352	$11,081